Registration Nos. 033-36065

811-06673

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 39	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 41	☒

(Check appropriate box or boxes.)

PARNASSUS INCOME FUNDS

(Exact Name of Registrant as Specified in Charter)

1 Market Street
Suite 1600
San Francisco, California	94105
(Address of Principal Executive Offices)	(Zip Code)

(415) 778-0200

(Registrant’s Telephone Number, including Area Code)

Copy to:

Jerome L. Dodson
Parnassus Investments	Peter D. Fetzer
1 Market Street	Foley & Lardner LLP
Suite 1600	777 East Wisconsin Avenue
San Francisco, California	Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a) (1)
☐	on (date) pursuant to paragraph (a) (1)
☐	75 days after filing pursuant to paragraph (a) (2)
☐	on (date)` pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment (“PEA”) No. 39 to the Registration Statement of Parnassus Income Funds (the “Trust”) on Form N-1A hereby incorporates (1) Parts A, B and C from the Trust’s PEA No. 37 on Form N-1A filed April 29, 2016 and effective April 30, 2016; and (2) the XBRL exhibit for the risk/return summary first provided in PEA No. 37 to the Trust’s Registration Statement, which was submitted in the Trust’s PEA No. 38 on Form N-1A filed on May 5, 2016, effective that same day This PEA No. 39 is filed for the sole purpose of submitting a corrected signature page for PEA No. 38 filed on May 5, 2016.

S-1

[Corrected Signature Page]

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City and County of San Francisco and the State of California on the 5th day of May 2016.

PARNASSUS INCOME FUNDS
(Registrant)

By:	/s/ Jerome L. Dodson
Jerome L. Dodson, President

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Jerome L. Dodson Jerome L. Dodson	Principal Executive Officer And Trustee	May 5, 2016

/s/ Marc C. Mahon Marc C. Mahon	Principal Financial and Accounting Officer	May 5, 2016

Donald J. Boteler +	Trustee	*

Alecia A. DeCoudreaux+	Trustee	*

Jeanie S. Joe+	Trustee	*

+By:	/s/ Jerome L. Dodson
Jerome L. Dodson
Attorney-in-Fact*

*	Signature is affixed as of May 5, 2016. Powers of attorney previously filed as an exhibit.

Signature Page

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City and County of San Francisco and the State of California on the 6th day of May 2016.

PARNASSUS INCOME FUNDS
(Registrant)

By:	/s/ Jerome L. Dodson
Jerome L. Dodson, President

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Jerome L. Dodson Jerome L. Dodson	Principal Executive Officer And Trustee	May 6, 2016

/s/ Marc C. Mahon Marc C. Mahon	Principal Financial and Accounting Officer	May 6, 2016

Donald J. Boteler +	Trustee	*

Alecia A. DeCoudreaux+	Trustee	*

Jeanie S. Joe+	Trustee	*

+By:	/s/ Jerome L. Dodson
Jerome L. Dodson
Attorney-in-Fact*

*	Signature is affixed as of May 6, 2016. Powers of attorney previously filed as an exhibit.

Signature Page